Earnings Per Share - Computation of Basic and Diluted Earnings per Share of Common Stock (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss) from continuing operations attributable to IGT PLC	$ 65	$ (939)	$ (129)
Net income from discontinued operations attributable to IGT PLC	417	41	110
Net income (loss) attributable to IGT PLC	$ 482	$ (898)	$ (19)
Denominator:
Weighted average shares, basic (in shares)	204,954	204,725	204,373
Incremental shares under stock based compensation plans (in shares)	1,841	0	0
Weighted average shares, diluted (in shares)	206,795	204,725	204,373
Net income (loss) from continuing operations attributable to IGT PLC per common share - basic (in dollars per share)	$ 0.32	$ (4.59)	$ (0.63)
Net income (loss) from continuing operations attributable to IGT PLC per common share - diluted (in dollars per share)	0.31	(4.59)	(0.63)
Net income from discontinued operations attributable to IGT PLC per common share - basic (in dollars per share)	2.03	0.20	0.54
Net income from discontinued operations attributable to IGT PLC per common share - diluted (in dollars per share)	2.02	0.20	0.54
Net income (loss) attributable to IGT PLC per common share - basic (in dollars per share)	2.35	(4.39)	(0.09)
Net income (loss) attributable to IGT PLC per common share - diluted (in dollars per share)	$ 2.33	$ (4.39)	$ (0.09)